UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Growth Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Pfizer, Inc.	4.2
Microsoft Corp.	3.8
Johnson & Johnson	3.1
Merck & Co., Inc.	2.6
Wal-Mart Stores, Inc.	2.5
16.2
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Information Technology	33.2
Health Care	22.4
Consumer Discretionary	12.9
Financials	12.0
Consumer Staples	5.8
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks	99.5%
Short-Term Investments and Net Other Assets	0.5%

* Foreign investments	7.0%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc. (a)	991,850	$ 35,726,437
Darden Restaurants, Inc.	462,900	8,785,842
		44,512,279
Household Durables - 0.8%
Centex Corp.	91,600	7,125,564
KB Home	106,100	6,576,078
Leggett & Platt, Inc.	856,400	17,556,200
Maytag Corp.	241,970	5,908,907
Pulte Homes, Inc.	98,000	6,042,680
Whirlpool Corp.	487,400	31,047,380
		74,256,809
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	296,600	30,899,788
Leisure Equipment & Products - 0.4%
Mattel, Inc.	1,760,600	33,310,552
Media - 6.7%
AOL Time Warner, Inc. (a)	7,776,900	125,130,321
Comcast Corp.:
Class A (a)	643,124	19,409,482
Class A (special) (a)	1,843,900	53,159,637
Cox Communications, Inc. Class A (a)	1,319,700	42,098,430
E.W. Scripps Co. Class A	495,500	43,960,760
Fox Entertainment Group, Inc. Class A (a)	1,772,500	51,012,550
General Motors Corp. Class H (a)	3,571,700	45,753,477
Interpublic Group of Companies, Inc.	1,705,600	22,820,928
Lamar Advertising Co. Class A (a)	848,700	29,882,727
Pixar (a)	450,000	27,378,000
Scholastic Corp. (a)	308,015	9,172,687
Tribune Co.	544,500	26,299,350
Univision Communications, Inc. Class A (a)	1,220,600	37,106,240
Viacom, Inc. Class B (non-vtg.) (a)	1,081,430	47,215,234
Walt Disney Co.	1,344,200	26,547,950
		606,947,773
Multiline Retail - 0.3%
Saks, Inc. (a)	2,452,800	23,792,160
Specialty Retail - 3.9%
AutoZone, Inc. (a)	103,200	7,840,104
Best Buy Co., Inc. (a)	1,529,000	67,153,680
Borders Group, Inc. (a)	556,400	9,798,204
Gap, Inc.	1,299,500	24,378,620
Home Depot, Inc.	3,996,400	132,360,768
Limited Brands, Inc.	1,965,700	30,468,350
Lowe's Companies, Inc.	1,333,430	57,270,819
Weight Watchers International, Inc. (a)	472,700	21,503,123
		350,773,668
TOTAL CONSUMER DISCRETIONARY		1,164,493,029

	Shares	Value (Note 1)
CONSUMER STAPLES - 5.8%
Beverages - 1.4%
PepsiCo, Inc.	945,500	$ 42,074,750
The Coca-Cola Co.	1,858,300	86,243,703
		128,318,453
Food & Staples Retailing - 3.1%
Sysco Corp.	1,600,100	48,067,004
Wal-Mart Stores, Inc.	4,238,800	227,496,396
		275,563,400
Household Products - 0.8%
Procter & Gamble Co.	784,860	69,993,815
Personal Products - 0.5%
Gillette Co.	1,370,100	43,651,386
TOTAL CONSUMER STAPLES		517,527,054
ENERGY - 5.4%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	1,181,770	39,672,019
BJ Services Co. (a)	1,200,360	44,845,450
Cooper Cameron Corp. (a)	720,600	36,303,828
ENSCO International, Inc.	784,700	21,108,430
Global Industries Ltd. (a)	2,926,465	14,105,561
Grant Prideco, Inc. (a)	504,400	5,926,700
Nabors Industries Ltd. (a)	594,610	23,516,826
National-Oilwell, Inc. (a)	1,114,600	24,521,200
Noble Corp. (a)	908,400	31,158,120
Schlumberger Ltd. (NY Shares)	807,300	38,403,261
Smith International, Inc. (a)	887,300	32,599,402
Tidewater, Inc.	765,200	22,473,924
Transocean, Inc.	404,400	8,884,668
Varco International, Inc. (a)	1,266,100	24,815,560
Weatherford International Ltd. (a)	1,042,440	43,678,236
		412,013,185
Oil & Gas - 0.8%
Apache Corp.	445,410	28,978,375
Burlington Resources, Inc.	272,800	14,750,296
YUKOS Corp. sponsored ADR	458,625	25,522,481
		69,251,152
TOTAL ENERGY		481,264,337
FINANCIALS - 12.0%
Capital Markets - 2.3%
Bank of New York Co., Inc.	957,300	27,522,375
Charles Schwab Corp.	4,444,750	44,847,528
Goldman Sachs Group, Inc.	508,000	42,545,000
Merrill Lynch & Co., Inc.	964,600	45,027,528
Morgan Stanley	853,300	36,478,575
Nomura Holdings, Inc.	983,000	12,516,434
		208,937,440
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 2.3%
Bank of America Corp.	622,500	$ 49,196,175
Bank One Corp.	2,207,690	82,081,914
Fifth Third Bancorp	1,026,300	58,848,042
UCBH Holdings, Inc.	673,700	19,321,716
		209,447,847
Consumer Finance - 1.9%
American Express Co.	1,210,900	50,627,729
MBNA Corp.	3,775,730	78,686,213
SLM Corp.	1,086,300	42,550,371
		171,864,313
Diversified Financial Services - 0.8%
Citigroup, Inc.	1,634,710	69,965,588
Insurance - 3.4%
ACE Ltd.	1,202,200	41,223,438
AFLAC, Inc.	1,573,720	48,391,890
American International Group, Inc.	3,373,366	186,142,336
Travelers Property Casualty Corp.:
Class A	145,447	2,312,607
Class B	1,867,830	29,455,679
		307,525,950
Real Estate - 0.0%
Corrections Corp. of America (a)	7,453	188,784
Thrifts & Mortgage Finance - 1.3%
Fannie Mae	1,654,600	111,586,224
TOTAL FINANCIALS		1,079,516,146
HEALTH CARE - 22.4%
Biotechnology - 3.5%
Amgen, Inc. (a)	2,114,200	140,467,448
Biogen, Inc. (a)	16,600	630,800
Cephalon, Inc. (a)	567,700	23,366,532
CSL Ltd.	917,900	7,388,106
Genentech, Inc. (a)	626,400	45,175,968
Geneprot, Inc. (d)	826,000	2,891,000
Genzyme Corp. - General Division (a)	501,500	20,962,700
IDEC Pharmaceuticals Corp. (a)	725,900	24,680,600
ImClone Systems, Inc. (a)	653,447	20,661,994
MedImmune, Inc. (a)	602,600	21,916,562
Tanox, Inc. (a)	523,600	8,403,780
		316,545,490
Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	1,302,700	59,533,390
Boston Scientific Corp. (a)	1,117,700	68,291,470
Medtronic, Inc.	1,929,700	92,567,709
Orthologic Corp. (a)	3,336	15,312
St. Jude Medical, Inc. (a)	1,019,400	58,615,500
		279,023,381

	Shares	Value (Note 1)
Health Care Providers & Services - 0.6%
McKesson Corp.	1,209,600	$ 43,231,104
WebMD Corp. (a)	884,060	9,574,370
		52,805,474
Pharmaceuticals - 15.2%
Abbott Laboratories	2,938,100	128,571,256
Barr Laboratories, Inc. (a)	779,550	51,060,525
Eli Lilly & Co.	645,770	44,538,757
Johnson & Johnson	5,467,620	282,675,954
Merck & Co., Inc.	3,810,860	230,747,573
Pfizer, Inc.	11,090,325	378,734,594
Schering-Plough Corp.	3,851,900	71,645,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	708,577	40,339,289
Wyeth	3,049,000	138,881,950
		1,367,195,238
TOTAL HEALTH CARE		2,015,569,583
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.1%
Goodrich Corp.	1,061,300	22,287,300
Lockheed Martin Corp.	786,220	37,400,485
Northrop Grumman Corp.	465,200	40,142,108
		99,829,893
Airlines - 0.6%
Delta Air Lines, Inc.	2,001,800	29,386,424
Northwest Airlines Corp. (a)	2,108,986	23,810,452
		53,196,876
Commercial Services & Supplies - 1.1%
ChoicePoint, Inc. (a)	242,300	8,364,196
Corinthian Colleges, Inc. (a)	462,600	22,468,482
Monster Worldwide, Inc.	1,282,889	25,311,400
Robert Half International, Inc. (a)	2,212,700	41,908,538
		98,052,616
Industrial Conglomerates - 2.4%
3M Co.	201,100	25,937,878
General Electric Co.	3,635,440	104,264,419
Tyco International Ltd.	4,780,300	90,730,094
		220,932,391
Machinery - 0.1%
Joy Global, Inc. (a)	385,600	5,695,312
TOTAL INDUSTRIALS		477,707,088
INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 4.6%
3Com Corp. (a)	2,736,300	12,805,884
Advanced Fibre Communications, Inc. (a)	991,100	16,125,197
Cisco Systems, Inc. (a)	5,544,920	92,544,715
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Emulex Corp. (a)	149,500	$ 3,404,115
Foundry Networks, Inc. (a)	1,539,100	22,163,040
Harris Corp.	1,192,900	35,846,645
Juniper Networks, Inc. (a)	2,984,900	36,923,213
Motorola, Inc.	5,924,050	55,863,792
Nortel Networks Corp. (a)	17,706,000	47,806,200
QUALCOMM, Inc.	668,800	23,909,600
Scientific-Atlanta, Inc.	958,300	22,845,872
Telefonaktiebolaget LM Ericsson ADR (a)	4,073,400	43,300,242
		413,538,515
Computers & Peripherals - 4.0%
Apple Computer, Inc. (a)	1,614,100	30,861,592
ATI Technologies, Inc. (a)	1,222,400	12,153,257
Dell Computer Corp. (a)	5,549,500	177,362,020
EMC Corp. (a)	919,300	9,625,071
International Business Machines Corp.	316,570	26,117,025
Lexmark International, Inc. Class A (a)	702,400	49,708,848
Network Appliance, Inc. (a)	1,440,300	23,347,263
Sun Microsystems, Inc. (a)	6,957,500	32,004,500
		361,179,576
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	3,235,860	63,261,063
Amphenol Corp. Class A (a)	511,691	23,957,373
Celestica, Inc. (sub. vtg.) (a)	1,222,530	19,157,022
Flextronics International Ltd. (a)	856,400	8,897,996
National Instruments Corp. (a)	472,451	17,849,199
Sanmina-SCI Corp. (a)	4,656,200	29,380,622
Waters Corp. (a)	832,300	24,244,899
		186,748,174
Internet Software & Services - 1.1%
EarthLink, Inc. (a)	1,541,175	12,159,871
Overture Services, Inc. (a)	1,500,637	27,206,549
Yahoo!, Inc. (a)	1,922,788	62,990,535
		102,356,955
IT Services - 1.8%
Concord EFS, Inc. (a)	589,900	8,683,328
First Data Corp.	2,202,400	91,267,456
Paychex, Inc.	2,171,900	63,658,389
		163,609,173
Semiconductors & Semiconductor Equipment - 12.5%
Advanced Micro Devices, Inc. (a)	3,202,400	20,527,384
Agere Systems, Inc.:
Class A (a)	10,101,845	23,537,299
Class B (a)	11,223,709	25,814,531
Altera Corp. (a)	1,352,100	22,174,440
Analog Devices, Inc. (a)	1,550,700	53,995,374
Applied Materials, Inc. (a)	4,140,600	65,669,916
ASML Holding NV (NY Shares) (a)	7,007,587	66,992,532

	Shares	Value (Note 1)
Atmel Corp. (a)	7,940,400	$ 20,089,212
Broadcom Corp. Class A (a)	2,142,700	53,374,657
Cabot Microelectronics Corp. (a)	183,200	9,246,104
Chartered Semiconductor Manufacturing Ltd. ADR (a)	1,653,600	8,516,040
Cypress Semiconductor Corp. (a)	1,827,700	21,932,400
Integrated Circuit Systems, Inc. (a)	410,800	12,911,444
Integrated Device Technology, Inc. (a)	2,430,100	26,852,605
Intel Corp.	7,907,700	164,353,637
Intersil Corp. Class A (a)	1,431,301	38,086,920
KLA-Tencor Corp. (a)	953,920	44,347,741
Lam Research Corp. (a)	2,537,800	46,213,338
LSI Logic Corp. (a)	2,769,000	19,604,520
Marvell Technology Group Ltd. (a)	1,155,400	39,711,098
Micron Technology, Inc. (a)	4,519,400	52,560,622
National Semiconductor Corp. (a)	582,200	11,480,984
NVIDIA Corp. (a)	1,970,283	45,336,212
QLogic Corp. (a)	524,437	25,346,040
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	5,423,232	54,666,179
Teradyne, Inc. (a)	2,072,400	35,873,244
Texas Instruments, Inc.	4,084,650	71,889,840
United Microelectronics Corp. sponsored ADR (a)	5,672,400	21,271,500
Xilinx, Inc. (a)	739,500	18,716,745
		1,121,092,558
Software - 7.1%
Adobe Systems, Inc.	1,295,600	41,549,892
Business Objects SA sponsored ADR (a)	396,100	8,694,395
Cadence Design Systems, Inc. (a)	1,955,800	23,586,948
Compuware Corp. (a)	3,338,056	19,260,583
Electronic Arts, Inc. (a)	913,884	67,618,277
Hyperion Solutions Corp. (a)	287,607	9,709,612
Microsoft Corp.	13,295,677	340,502,288
Nintendo Co. Ltd.	139,900	10,204,086
Synopsys, Inc. (a)	662,478	40,974,264
Take-Two Interactive Software, Inc. (a)	1,168,500	33,115,290
VERITAS Software Corp. (a)	1,482,331	42,498,430
		637,714,065
TOTAL INFORMATION TECHNOLOGY		2,986,239,016
MATERIALS - 1.8%
Chemicals - 0.7%
Dow Chemical Co.	846,900	26,220,024
Lyondell Chemical Co.	3,010,600	40,733,418
		66,953,442
Construction Materials - 0.3%
Florida Rock Industries, Inc.	582,600	24,049,728
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,034,200	14,240,934
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 0.6%
Arch Coal, Inc.	949,500	$ 21,819,510
CONSOL Energy, Inc.	384,500	8,743,530
Massey Energy Co.	1,174,400	15,443,360
Peabody Energy Corp.	264,200	8,874,478
		54,880,878
TOTAL MATERIALS		160,124,982
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	1,386,500	25,067,920
Vodafone Group PLC sponsored ADR	1,826,400	35,888,760
		60,956,680
TOTAL COMMON STOCKS (Cost $7,536,439,726)		8,943,397,915
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	88,646	88,646
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,528,257)		88,646
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	$ 1,523,000	1,827,600
TOTAL CONVERTIBLE BONDS (Cost $1,523,000)		1,827,600
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	105,859,455	105,859,455
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	13,809,300	13,809,300
TOTAL MONEY MARKET FUNDS (Cost $119,668,755)		119,668,755
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $7,659,159,738)		9,064,982,916
NET OTHER ASSETS - (0.8)%		(73,873,673)
NET ASSETS - 100%		$ 8,991,109,243
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,827,600 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneprot, Inc.	7/7/00	$ 4,543,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,452,653,342 and $2,679,967,996, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $413,077 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,979,646 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $22,562,583. The weighted average interest rate was 1.39%. At period end there were no interfund loans outstanding.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $4,287,791,000 of which $2,090,079,000 and $2,197,712,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,280,873) (cost $7,659,159,738) - See accompanying schedule		$ 9,064,982,916
Foreign currency held at value (cost $160,261)		160,140
Receivable for investments sold		6,892,466
Receivable for fund shares sold		5,213,511
Dividends receivable		6,189,174
Interest receivable		56,806
Redemption fees receivable		10
Other receivables		1,148,940
Total assets		9,084,643,963

Liabilities
Payable for investments purchased	$ 53,159,380
Payable for fund shares redeemed	21,581,186
Accrued management fee	4,435,200
Distribution fees payable	173,693
Other payables and accrued expenses	375,961
Collateral on securities loaned, at value	13,809,300
Total liabilities		93,534,720

Net Assets		$ 8,991,109,243
Net Assets consist of:
Paid in capital		$ 12,320,315,028
Undistributed net investment income		12,944,578
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,747,970,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,405,820,404
Net Assets		$ 8,991,109,243

Initial Class: Net Asset Value, offering price and redemption price per share ($7,444,464,668 ÷ 280,856,552 shares)		$ 26.51

Service Class: Net Asset Value, offering price and redemption price per share ($1,184,483,129 ÷ 44,846,953 shares)		$ 26.41

Service Class 2: Net Asset Value, offering price and redemption price per share ($361,651,753 ÷ 13,770,302 shares)		$ 26.26

Service Class 2R: Net Asset Value, offering price and redemption price per share ($509,693 ÷ 19,453 shares)		$ 26.20

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 39,738,324
Interest		714,237
Security lending		130,432
Total income		40,582,993

Expenses
Management fee	$ 24,297,641
Transfer agent fees	2,859,164
Distribution fees	889,189
Accounting and security lending fees	408,147
Non-interested trustees' compensation	15,819
Depreciation in deferred trustee compensation account	(36,778)
Custodian fees and expenses	65,677
Audit	46,742
Legal	14,849
Interest	10,486
Miscellaneous	161,416
Total expenses before reductions	28,732,352
Expense reductions	(1,413,315)	27,319,037
Net investment income (loss)		13,263,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(313,113,971)
Foreign currency transactions	(56,481)
Total net realized gain (loss)		(313,170,452)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,361,132,642
Assets and liabilities in foreign currencies	(619)
Total change in net unrealized appreciation (depreciation)		1,361,132,023
Net gain (loss)		1,047,961,571
Net increase (decrease) in net assets resulting from operations		$ 1,061,225,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,263,956	$ 24,471,733
Net realized gain (loss)	(313,170,452)	(2,263,336,460)
Change in net unrealized appreciation (depreciation)	1,361,132,023	(1,669,661,651)
Net increase (decrease) in net assets resulting from operations	1,061,225,527	(3,908,526,378)
Distributions to shareholders from net investment income	(23,104,405)	(25,839,894)
Share transactions - net increase (decrease)	(360,651,094)	(1,057,887,768)
Redemption fees	435	134
Total increase (decrease) in net assets	677,470,463	(4,992,253,906)
Net Assets
Beginning of period	8,313,638,780	13,305,892,686
End of period (including undistributed net investment income of $12,944,578 and undistributed net investment income of $22,669,639, respectively)	$ 8,991,109,243	$ 8,313,638,780
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	12,260,756	4,550,069	5,828,400	14,693
Reinvested	941,499	102,591	14,708	31
Redeemed	(31,718,625)	(5,161,367)	(2,350,846)	(4,340)
Net increase (decrease)	(18,516,370)	(508,707)	3,492,262	10,384
Dollars Sold	$ 297,648,018	$ 110,622,660	$ 140,187,600	$ 371,400
Reinvested	20,552,932	2,232,378	318,424	671
Redeemed	(755,505,403)	(121,473,153)	(55,502,416)	(104,205)
Net increase (decrease)	$ (437,304,453)	$ (8,618,115)	$ 85,003,608	$ 267,866
Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	27,701,250	7,846,255	8,720,137	9,679
Reinvested	745,326	62,377	7,951	-
Redeemed	(69,998,416)	(12,009,200)	(4,193,267)	(610)
Net increase (decrease)	(41,551,840)	(4,100,568)	4,534,821	9,069
Dollars Sold	$ 783,515,852	$ 225,005,883	$ 237,415,474	$ 256,038
Reinvested	23,619,367	1,970,483	250,044	-
Redeemed	(1,899,343,201)	(321,589,917)	(108,973,421)	(14,370)
Net increase (decrease)	$ (1,092,207,982)	$ (94,613,551)	$ 128,692,097	$ 241,668
Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671
From net realized gain	-	-	-	-
Total	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 23,619,367	$ 1,970,483	$ 250,044	$ -
From net realized gain	-	-	-	-
Total	$ 23,619,367	$ 1,970,483	$ 250,044	$ -

A For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.44	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10
Income from Investment Operations
Net investment income (loss) E	.04	.07	.07	.03	.07	.08
Net realized and unrealized gain (loss)	3.10	(10.17)	(7.27)	(5.27)	15.10	12.85
Total from investment operations	3.14	(10.10)	(7.20)	(5.24)	15.17	12.93
Distributions from net investment income	(.07)	(.07)	(.03)	(.06)	(.08)	(.19)
Distributions from net realized gain	-	-	(2.82)	(5.97)	(5.03)	(4.97)
Total distributions	(.07)	(.07)	(2.85)	(6.03)	(5.11)	(5.16)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 26.51	$ 23.44	$ 33.61	$ 43.66	$ 54.93	$ 44.87
Total Return B, C, D	13.46%	(30.10)%	(17.67)%	(10.96)%	37.44%	39.49%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.67%	.68%	.65%	.66%	.68%
Expenses net of voluntary waivers, if any	.67% A	.67%	.68%	.65%	.66%	.68%
Expenses net of all reductions	.63% A	.61%	.65%	.64%	.65%	.66%
Net investment income (loss)	.34% A	.25%	.19%	.07%	.14%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,444,465	$ 7,016,147	$ 11,458,659	$ 15,517,271	$ 17,142,411	$ 11,243,824
Portfolio turnover rate	60% A	90%	105%	103%	84%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.34	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Income from Investment Operations
Net investment income (loss) E	.03	.04	.03	(.02)	.02	.06
Net realized and unrealized gain (loss)	3.09	(10.14)	(7.24)	(5.25)	15.07	12.83
Total from investment operations	3.12	(10.10)	(7.21)	(5.27)	15.09	12.89
Distributions from net investment income	(.05)	(.04)	-	(.05)	(.08)	(.19)
Distributions from net realized gain	-	-	(2.82)	(5.97)	(5.03)	(4.97)
Total distributions	(.05)	(.04)	(2.82)	(6.02)	(5.11)	(5.16)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 26.41	$ 23.34	$ 33.48	$ 43.51	$ 54.80	$ 44.82
Total Return B, C, D	13.41%	(30.20)%	(17.74)%	(11.05)%	37.29%	39.38%
Ratios to Average Net Assets F
Expenses before expense reductions	.77% A	.77%	.78%	.76%	.77%	.80%
Expenses net of voluntary waivers, if any	.77% A	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.73% A	.71%	.75%	.74%	.75%	.75%
Net investment income (loss)	.24% A	.15%	.09%	(.04)%	.04%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,184,483	$ 1,058,738	$ 1,655,758	$ 1,847,051	$ 916,330	$ 136,142
Portfolio turnover rate	60% A	90%	105%	103%	84%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per-share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.21	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	.01	- H	(.02)	(.09)
Net realized and unrealized gain (loss)	3.07	(10.09)	(7.22)	(3.86)
Total from investment operations	3.08	(10.09)	(7.24)	(3.95)
Distributions from net investment income	(.03)	(.04)	(.03)	(.05)
Distributions from net realized gain	-	-	(2.82)	(5.97)
Total distributions	(.03)	(.04)	(2.85)	(6.02)
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 26.26	$ 23.21	$ 33.34	$ 43.43
Total Return B, C, D	13.30%	(30.30)%	(17.87)%	(8.88)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	.93%	.93%	.91% A
Expenses net of voluntary waivers, if any	.92% A	.93%	.93%	.91% A
Expenses net of all reductions	.89% A	.87%	.90%	.90% A
Net investment income (loss)	.08% A	(.01)%	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 361,652	$ 238,543	$ 191,475	$ 57,095
Portfolio turnover rate	60% A	90%	105%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2003	Year ended December 31,
	(Unaudited)	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	.01	(.01)
Net realized and unrealized gain (loss)	3.06	(7.84)
Total from investment operations	3.07	(7.85)
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 26.20	$ 23.20
Total Return B, C, D	13.30%	(25.28)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93% A	.96% A
Expenses net of voluntary waivers, if any	.93% A	.96% A
Expenses net of all reductions	.89% A	.90% A
Net investment income (loss)	.08% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 510	$ 210
Portfolio turnover rate	60% A	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFor the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Growth Portfolio

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,767,464,895	|
Unrealized depreciation	(451,914,509)
Net unrealized appreciation (depreciation)	$ 1,315,550,386
Cost for federal income tax purposes	$ 7,749,432,530

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 536,213	|
Service Class 2	352,647
Service Class 2R	329
	$ 889,189

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 2,382,969	|
Service Class	371,290
Service Class 2	104,799
Service Class 2R	106
	$ 2,859,164

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $697,576 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,413,315 for the period.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 37% of the total outstanding shares of the fund.

Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWT-SANN-0803
1.705692.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund: Growth Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 25, 2003